Cover	Nov. 05, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	GigaCloud Technology Inc
Entity Incorporation, State or Country Code	E9
Entity File Number	001-41454
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	4388 Shirley Ave
Entity Address, City or Town	El Monte
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91731
City Area Code	626
Local Phone Number	912-8886
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A ordinary shares, par value $0.05 per share
Trading Symbol	GCT
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001857816
NASDAQ - ALL MARKETS
Document Information [Line Items]
Security Exchange Name	NASDAQ